Debt (Details) - USD ($)											1 Months Ended				3 Months Ended				9 Months Ended		12 Months Ended
		Sep. 30, 2024	Jul. 14, 2023	Jan. 09, 2023	Nov. 04, 2022	Mar. 31, 2022	Jan. 01, 2022	May 14, 2020	Dec. 27, 2019	Oct. 11, 2017	May 31, 2023	Jan. 31, 2023	May 31, 2022	Mar. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 11, 2023	May 08, 2023	Apr. 30, 2023	Apr. 23, 2023	May 24, 2022	Apr. 24, 2019
Debt [Line Items]
Debenture																												$ 3,000,000
Amortization discount															$ 0	$ 3,869			$ 0	$ 52,628	$ 52,628	$ 4,955
Interest expense						$ 17,912									$ 0	4,944			0	66,558	66,558	115,546
Extinguishment gain loss						$ 223,077						$ 839,887							$ 614,670		$ 17,434,930
Vested warrants																			5 years
Company issued holders common stock (in Shares)	[1]	1,861,914													1,861,914				1,861,914		484,187
Conversion rate, percentage											90.00%								80.00%
Converted shares (in Shares)						92,362								214,934					6,661		79,926
Accumulated interest																						1,555,670
Gross proceeds																				6,454,325	$ 6,454,325
Initial public offering discount, percentages																			15.00%		15.00%
Common stock outstanding, percentages																			19.90%		19.90%
Milestone payment																			$ 10,000,000		$ 10,000,000
Regulatory advice value																			$ 30,000		$ 30,000
Cumulative dividend		6.00%													6.00%				6.00%		6.00%
Common stock ownership percentage		19.90%													19.90%				19.90%		19.90%
Equal royalty pay to lender, percentage							$ 3.5												$ 3.5
Final mark-to-market adjustment																(6,105,066)	$ 1,064,849	$ (339,052)	6,105,066
Debt issuance costs																												2,100,000
Current maturity		$ 8,772													$ 8,772				8,772		$ 8,772			$ 555,000			$ 979,275
Long-term liability		147,895													147,895				147,895		$ 150,251	1,525,055
Knight Loan amount																						20,596,595
Maturity days																					30 days
Excess fair value discount																					$ 120,683
Note and incurred costs																					1,767
Debt extinguishment gain														$ 223,077
Original issue discount																				10,128,500	10,128,500
Debt extinguishment loss																					614,670
Additional cash payments due to the holders											$ 8,472
Extinguishment amount				$ 839,887												(391,593)				$ (1,231,480)	$ (1,231,480)	120,683
Description of knight debt conversion agreement																					As a result of the completion of the IPO and as required under the terms of the Knight Debt Conversion Agreement, the cumulative outstanding principal as of March 31, 2022 converted to 1,108,337 shares of common stock (representing 19.9% ownership of the Company’s common stock after giving effect to the IPO). In addition, the entirety of the accumulated interest as of March 31, 2022 converted into 80,965 shares of Series A Preferred Stock at the conversion rate detailed above, in full satisfaction of the Company’s obligations with respect to the accumulated interest. Upon consummation of the IPO and under the terms of the Knight Debt Conversion Agreement, the Company became obligated to the contingent milestone payments and the accumulated Royalty discussed above, which value was included in the reacquisition price of the debt upon extinguishment. The Company recognized a final mark-to-market adjustment of $6,105,066 to adjust the Convertible Knight Loan to its fair value on the date of settlement, and as a result, no gain or loss was recognized on the debt extinguishment.
Unamortized original issue discount																					$ 0	279,061
Interest payments					$ 731																179,117	2,193
Long-term debt, current maturities		8,772													8,772				8,772		8,772	2,750
Current maturity																						2,750
Long-term liability amount		$ 147,895													$ 147,895				$ 147,895		150,251	160,272
Short term advance																		200,000					$ 250,000		$ 50,000
Knight Therapeutics, Inc. [Member]
Debt [Line Items]
Principal amount									$ 6,309,823
Accrued interest									4,160,918
Debenture									$ 3,483,851
Annual interest rate																										15.00%
Debenture interest rate																										9.00%
Maturity days										60 days
2022 Bridge Notes [Member]
Debt [Line Items]
Principal amount																						888,889
Accrued interest																					$ 1,749,488
Annual interest rate		15.00%													15.00%				15.00%
Debenture interest rate		10.00%													10.00%				10.00%
Maturity days																					1 year
Face amount, percentage													100.00%						100.00%
Debt issuance costs													$ 91,436
Balloon payment																					$ 28,154
Interest rate																					10.00%
Promissory notes face amount													$ 888,889
Discount rate													10.00%
Original issue discount													$ 88,889
Net proceeds													$ 708,564
Notes bear interest													10.00%
Default interest rate													15.00%
Additional cash payments											22,222
2022 and 2023 Bridge Notes [Member]
Debt [Line Items]
Settlement of outstanding debt obligations															$ 1,749,488
2023 Bridge Notes [Member]
Debt [Line Items]
Principal amount											$ 722,222
Annual interest rate		15.00%													15.00%				15.00%
Debenture interest rate		10.00%													10.00%				10.00%
Maturity days																					2 years
Amortization discount															$ 0	$ 670,550
Face amount, percentage											100.00%
Debt issuance costs											$ 95,000
Interest rate																					10.00%
Discount rate											10.00%
Original issue discount											$ 72,222
Net proceeds											$ 555,000
Notes bear interest											10.00%
Default interest rate											15.00%
Knight’s Cumulative Debt [Member]
Debt [Line Items]
Principal amount						$ 10,770,037								10,770,037
Accumulated interest						$ 8,096,486								$ 8,096,486
Debenture [Member]
Debt [Line Items]
Amortized interest expense																						500,103						$ 13,696
Small Business Administration [Member]
Debt [Line Items]
Principal amount								$ 150,000
Annual interest rate								3.75%
Principal payments		$ 156,667													156,667				$ 156,667		$ 159,023	163,022
Committed to monthly payments								$ 731
Balloon Payment [Member]
Debt [Line Items]
Balloon payment		$ 28,154													28,154				28,154
SBA [Member]
Debt [Line Items]
Maturity date		Oct. 12, 2050
Promissory Note [Member]
Debt [Line Items]
Promissory note										$ 750,000
Interest rate										5.00%
Note [Member]
Debt [Line Items]
Annual interest rate										10.00%
Related Party Notes [Member]
Debt [Line Items]
Amortization of debt discounts																					670,550	$ 664,780
Preferred Stock [Member]
Debt [Line Items]
Accumulated interest		$ 100													$ 100				100		100
Geoffrey S. Dow Revocable Trust [Member]
Debt [Line Items]
Short term advance																		$ 23,000
Tyrone Miller [Member]
Debt [Line Items]
Company issued holders common stock (in Shares)												192,101						192,101
Short term advance																		$ 27,000
Knight Debt [Member]
Debt [Line Items]
Ownership percentage						19.90%								19.90%
Chief Executive Officer [Member]
Debt [Line Items]
Debt issuance costs													$ 34,289
Promissory notes face amount													$ 338,889
Discount rate													10.00%
Original issue discount													$ 33,888
Net proceeds													$ 270,711
Notes bear interest													6.00%
Default interest rate													15.00%
Series A Preferred Stock [Member]
Debt [Line Items]
Converted shares (in Shares)						80,965
IPO [Member]
Debt [Line Items]
Accrued interest																			$ 31,968		31,968
Vested warrants																			1 year
Fully vested warrants exercise price percentage											110.00%								110.00%
Company issued holders common stock (in Shares)		25,335	117,925												25,335				25,335
Conversion rate, percentage											20.00%								20.00%
Gross proceeds			$ 6,454,325																		$ 7,000,000
Conversion rate, percentage																					80.00%
IPO [Member] | 2022 Bridge Notes [Member]
Debt [Line Items]
Fully vested warrants exercise price percentage											110.00%
IPO [Member] | Bridge Notes [Member]
Debt [Line Items]
Company issued holders common stock (in Shares)																					303,982
IPO [Member] | Chief Executive Officer [Member]
Debt [Line Items]
Conversion rate, percentage																			90.00%

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.